Commitments and contingencies (Details) $ in Thousands	Apr. 27, 2020 $ / $	Dec. 31, 2019 $ / $	Dec. 31, 2019 Q / $	Dec. 31, 2019 ₡ / $	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 $ / $	Dec. 31, 2018 Q / $	Dec. 31, 2018 ₡ / $	Dec. 31, 2017 $ / $	Dec. 31, 2017 Q / $	Dec. 31, 2017 ₡ / $
Commitments and contingencies
2020					$ 141,218,000	$ 2,661,281
2021					164,856,000	3,106,744
2022					606,842,000	11,436,059
2023					793,967,000	14,962,467
2024 and thereafter					2,688,321,000	50,661,947
Total committed expenditures					$ 4,395,204,000	$ 82,828,498
Exchange rate	24.6230	18.8452	7.6988	573.4400	18.8452		19.6829	7.7440	609.6100	19.7354	7.3448	572.5600